Cover	Jan. 14, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Vistas Media Acquisition Company Inc. (“Company” or “VMAC”) hereby amends its Current Report on Form 8-K, filed on August 17, 2020, as set forth in this Amendment No. 1 on Current Report on Form 8-K/A, to amend and restate its audited balance sheet as of August 11, 2020. We are filing this Amendment to address matters discussed in the SEC staff’s recent communications with certain independent registered public accounting firms regarding the classification of the stockholders’ equity of a Special Purpose Acquisition Company (“SPAC”) as permanent equity, which the Company has determined should be reclassified as temporary equity. In the SEC’s informal guidance, the SEC staff noted to certain independent registered public accounting firms that stockholders’ equity of a SPAC should be classified as temporary equity, as compared to the historical classification of SPAC stockholders’ equity as permanent equity, which has been the practice of most SPACs, including us. We had previously classified stockholders’ equity as permanent equity. After considering the SEC staff’s recent communications with certain independent registered public accounting firms, we have concluded that there are misstatements in our previously filed financial statements. As such, our management determined that our disclosure controls and procedures as of August 11, 2020 were not effective solely as a result of its classification of stockholders’ equity as permanent equity. The change in accounting for stockholders’ equity did not have any impact on our liquidity, cash flows, revenues or costs of operating our business and the other non-cash adjustments to the financial statements. The change in accounting for stockholders’ equity does not impact the amounts previously reported for the Company’s cash and cash equivalents, investments held in trust account, operating expenses or total cash flows from operations for any of the reported periods.
Document Period End Date	Jan. 14, 2022
Entity File Number	001-39433
Vistas Media Acquisition Co Inc.	Vistas Media Acquisition Co Inc.
Entity Central Index Key	0001810491
Entity Tax Identification Number	85-0588009
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Wall Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	859-3525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one redeemable warrant
Trading Symbol	VMACU
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VMAC
Warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	VMACW